Going Concern	6 Months Ended
Jun. 30, 2026
Going Concern [Abstract]
Going Concern
3.	Going Concern

At June 30, 2026, the Company had a working capital surplus of $1,603. For the six months ended June 30, 2026 the Company realized a net loss of $1,092 and generated cash flow from operations of $4,089. As of June 30, 2026 the Company has contractual commitments for the Newbuilding Yacht of Euro 31,000, or $35,315, which are non-recourse to the Company. Subsequent to June 30, 2026, on July 15, 2026, the Company announced its intention to divest its interest in the Newbuilding Yacht and has also settled an additional Euro 4,500 or $5,126 of the contractual commitments to shipyard. Pending completion of any such divestiture, the Company is in discussions with a number of banks regarding the financing of the Newbuilding Yacht’s contractual commitments, if needed. In addition, on July 13, 2026 and July 27, 2026 the Company entered into SPAs with its Former Parent for the acquisition of the Second Newbuilding MR Tanker and the Third Newbuilding MR Tanker, respectively (see Note 13), with a consideration of $6,250 and $6,500, respectively. The SPA for the Second Newbuilding MR Tanker was consummated on August 14, 2026, and by that date the $6,250 consideration had been fully settled. The $6,500 consideration for the Third Newbuilding MR Tanker is payable up to September 30, 2026, of which $300 has been settled as of the date of these financial statements. In connection with the Third MR Consideration (see Note 13) the Company has the option to settle through the issuance of Series G Shares (Note 11) and in this case no cash outflow will be required.

In the Company’s opinion, the Company will be able to finance its obligations as they come due over the next twelve months following the date of the issuance of these unaudited interim condensed consolidated financial statements. Consequently, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.